Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

Schroder Global Strategic Bond Fund (the “Fund”)

Supplement dated March 23, 2016 to
the Prospectus dated March 1, 2016, as supplemented

The following supplements the Fund’s Prospectus (the “Prospectus”) to reflect the appointment of Paul Grainger as a portfolio manager for the Fund.

The disclosure for the Fund under the heading “Management of the Fund - Portfolio Managers” is hereby replaced with the following:

Gareth Isaac, CFA, Portfolio Manager, has managed the Fund since its inception in 2014.

Bob Jolly, CFA, Portfolio Manager, has managed the Fund since its inception in 2014.

Paul Grainger, CFA, Portfolio Manager, has managed the Fund since 2016.

In addition, the disclosure on page 156 of the Prospectus under “Management of the Funds — Portfolio Management” is hereby supplemented with the following:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder Global Strategic Bond Fund	Paul Grainger, CFA	Portfolio Manager	2016

Mr. Grainger is a Portfolio Manager at Schroders. He has been an employee of Schroders since 2014. Prior to joining Schroders, he co-founded the financial technology firm yoyoDATA in 2014. Prior to yoyoDATA, he was a Portfolio Manager at Wellington Management, having joined in 2006.

PRO-SUP-03-2016-03

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

Schroder Global Strategic Bond Fund (the “Fund”)

Supplement dated March 23, 2016 to
the Statement of Additional Information dated March 1, 2016, as supplemented

The following supplements the Fund’s Statement of Additional Information (the “SAI”) to reflect the appointment of Paul Grainger as a portfolio manager for the Fund.

The list of portfolio managers for the Fund under the heading “Portfolio Managers” on page 44 of the SAI is hereby amended to add Paul Grainger.

In addition, the table for the Fund in the section entitled “Portfolio Managers — Other Accounts Managed” on page 47 of the SAI is hereby supplemented with the following information for Mr. Grainger, as of February 29, 2016:

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance
Paul Grainger
Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	None	None	None	None

In addition, under the heading “Portfolio Managers — Compensation” on page 50 of the SAI, the phrase “and for Messrs. Jolly and Isaac as portfolio managers for the Schroders Global Strategic Bond Fund, performance is measured based on the applicable Fund achieving internal targets for yield, return and volatility during the previous 12-month period” is hereby amended to add Mr. Grainger.

SAI-SUP-03-2016-03